Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Leases
2024	$ 251,671	$ 264,108
2025	247,960	251,671
2026	253,235	247,960
2026		253,235
2027 and beyond		1,063,010
Total future minimum lease payments	2,014,711	2,079,984
Less: Interest	(169,927)	(178,426)
Total operating lease liabilities	1,844,784	$ 1,901,558
2023	198,835
2027 and beyond	$ 1,063,010